Tax (Tables)	12 Months Ended
Dec. 31, 2023
Details of current and deferred taxes
Details of current and deferred taxes
in	2023	2022	2021
Current and deferred taxes (CHF million)
Switzerland	123	296	302
Foreign	451	(95)	472
Current income tax expense	574	201	774
Switzerland	37	73	156
Foreign	243	3,699	8
Deferred income tax expense	280	3,772	164
Income tax expense	854	3,973	938
Income tax expense/(benefit) reported in shareholders' equity related to:
Gains/(losses) on own credit	(675)	876	12
Gains/(losses) on cash flow hedges	66	(266)	(62)
Cumulative translation adjustment	1	(7)	4
Unrealized gains/(losses) on debt securities	6	(9)	(4)
Actuarial gains/(losses)	(30)	(84)	0

Reconciliation of taxes computed at the Swiss statutory rate
Reconciliation of taxes computed at the Swiss statutory rate
in	2023	2022	2021
Income/(loss) before taxes (CHF million)
Switzerland	6,689	543	1,659
Foreign	(9,949)	(3,874)	(1,750)
Income/(loss) before taxes	(3,260)	(3,331)	(91)
Reconciliation of taxes computed at the Swiss statutory rate (CHF million)
Income tax expense/(benefit) computed at the statutory tax rate [1]	(603)	(616)	(17)
Increase/(decrease) in income taxes resulting from
Foreign tax rate differential	(701)	(127)	92
Non-deductible amortization of other intangible assets and goodwill impairment	12	0	(181)
Other non-deductible expenses	1,109	303	369
Additional taxable income	1,322	5	15
Lower taxed income	(108)	(144)	(129)
(Income)/loss taxable to noncontrolling interests	1	11	12
Changes in tax law and rates	44	24	(29)
Changes in deferred tax valuation allowance	(528)	4,512	612
Change in recognition of outside basis difference	41	(2)	3
(Windfall tax benefits)/shortfall tax charges on share-based compensation	65	82	37
Other	200	(75)	154
Income tax expense	854	3,973	938
1 The statutory tax rate was 18.5%.

Details of the tax effect of temporary differences
Deferred tax assets and liabilities
end of	2023	2022
Deferred tax assets and liabilities (CHF million)
Compensation and benefits	359	638
Loans	749	209
Investment securities	569	992
Provisions	132	641
Leases	213	229
Derivatives	24	38
Real estate	295	229
Net operating loss carry-forwards	7,796	7,720
Goodwill and intangible assets	14	67
Other	247	418
Gross deferred tax assets before valuation allowance	10,398	11,181
Less valuation allowance	(9,643)	(8,488)
Gross deferred tax assets net of valuation allowance	755	2,693
Compensation and benefits	(173)	(202)
Loans	(34)	(1,190)
Investment securities	(217)	(744)
Provisions	(38)	(282)
Leases	(164)	(219)
Derivatives	(92)	(286)
Real estate	(14)	(43)
Other	(65)	(138)
Gross deferred tax liabilities	(797)	(3,104)
Net deferred tax assets/(liabilities)	(42)	(411)
of which deferred tax assets	71	259
of which net operating losses	29	138
of which deductible temporary differences	42	121
of which deferred tax liabilities	(113)	(670)

Amounts and expiration dates of net operating loss carry-forwards
Amounts and expiration dates of net operating loss carry-forwards
end of 2023	Total
Net operating loss carry-forwards (CHF million)
Due to expire within 1 year	28
Due to expire within 2 to 5 years	247
Due to expire within 6 to 10 years	3,465
Due to expire within 11 to 20 years	5,768
Amount due to expire	9,508
Amount not due to expire	26,219
Total net operating loss carry-forwards	35,727

Movements in the valuation allowance	Movements in the valuation allowance
in	2023	2022	2021
Movements (CHF million)
Balance at beginning of period	8,488	5,338	4,323
Net changes	1,155	3,150	1,015
Balance at end of period	9,643	8,488	5,338

Tax benefits associated with share-based compensation
Tax benefits associated with share-based compensation
in	2023	2022	2021
Tax benefits (CHF million)
Tax benefits recorded in the consolidated statements of operations [1]	269	213	227
1 Calculated at the statutory tax rate before valuation allowance considerations.

Reconciliation of the beginning and ending amount of gross unrecognized tax benefits
Reconciliation of gross unrecognized tax benefits
in	2023	2022	2021
Movements in gross unrecognized tax benefits (CHF million)
Balance at beginning of period	227	425	382
Increases in unrecognized tax benefits as a result of tax positions taken during a prior period	332	239	23
Decreases in unrecognized tax benefits as a result of tax positions taken during a prior period	(226)	(434)	(35)
Increases in unrecognized tax benefits as a result of tax positions taken during the current period	8	46	54
Decreases in unrecognized tax benefits as a result of tax positions taken during the current period	(1)	(41)	0
Decreases in unrecognized tax benefits relating to settlements with tax authorities	(10)	(4)	0
Reductions to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(6)	(15)	(6)
Other (including foreign currency translation)	(25)	11	7
Balance at end of period	299	227	425
of which, if recognized, would affect the effective tax rate	299	227	425
Interest and penalties
in	2023	2022	2021
Interest and penalties (CHF million)
Interest and penalties recognized in the consolidated statements of operations	1	(5)	3
Interest and penalties recognized in the consolidated balance sheets	59	59	64